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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)			as of September 30, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 3.8%

$8,000,000		Credit Suisse, 5.506%, due 02/02/07	$7,980,856
42,700,000		Mizuho Corporate Bank, 5.350%, due 10/13/06	42,700,016

		Total Certificates of Deposit
		(Cost $50,680,872)	50,680,872

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%

10,750,000	#, C	Cheyne High Grade CDO Ltd., 5.466%, due 11/10/06	10,750,000
13,900,000	#, C, I	Newcastle CDO I Ltd., 5.360%, due 09/24/38	13,900,000
13,900,000	#, C, I	Newcastle CDO III Ltd., 5.360%, due 09/24/38	13,900,000
13,700,000	#, C	Putnam Structured Product CDO, 5.350%, due 10/15/38	13,700,000

		Total Collateralized Mortgage Obligations
		(Cost $52,250,000)	52,250,000

COMMERCIAL PAPER: 38.3%

3,000,000		ANZ National, 5.170%, due 04/04/07	2,920,296
27,805,000		Barton Capital Corp., 5.320%, due 10/04/06	27,790,348
63,000,000		BHP Billiton Financial USA Ltd., 5.280%, due 10/23/06	62,866,511
10,000,000		Cargill Asia Pacific, 5.300%, due 10/03/06	9,997,056
25,000,000		Cargill, Inc., 5.280%, due 10/05/06	24,969,933
3,579,000		Caterpillar, Inc., 5.280%, due 10/13/06	3,572,617
49,000,000		Citigroup Funding Inc., 5.300%, due 10/06/06	48,963,931
58,000,000		Concord Minutemen Capital Co., LLC, 5.290%, due 10/18/06	57,855,113
10,000,000		Crown Point Capital Corp., 5.290%, due 10/11/06	9,985,306
46,700,000		Crown Point Cap, 5.290%, due 10/16/06	46,597,065
22,000,000		Duke Funding High Grade I Ltd., 5.290%, due 10/23/06	21,928,900
24,000,000		Galaxy Funding, Inc., 5.450%, due 10/02/06	23,996,367
20,250,000		Louis Dreyfus Corp., 5.275%, due 10/20/06	20,169,259
60,000,000		Monument Gardens, 5.280%, due 10/23/06	59,806,186
14,184,000		St. Germain Holdings Ltd., 5.300%, due 10/06/06	14,170,646
5,000,000		Thunder Bay Funding, LLC, 5.290%, due 10/17/06	4,986,067
17,000,000		Tulip Funding Corp., 5.280%, due 10/30/06	16,927,693
17,500,000		Variable Funding Capital, 5.280%, due 10/02/06	17,497,433
30,251,000		Yorktown Capital, LLC, 5.270%, due 10/19/06	30,169,264

		Total Commercial Paper
		(Cost $505,169,991)	505,169,991

CORPORATE BONDS/NOTES: 46.5%

25,000,000	#	Allstate Life Global Funding II, 5.350%, due 11/09/06	25,001,392
15,000,000	#	Allstate Life Global Funding II, 5.442%, due 04/02/07	15,005,969
24,800,000		American Express Bank FSB, 5.286%, due 01/26/07	24,800,000
16,000,000		American Express Bank FSB, 5.333%, due 12/01/06	16,001,029
17,200,000	#, C	American General Finance Corp., 5.360%, due 10/15/07	17,199,870
25,000,000		Bank of America N.A., 5.310%, due 11/21/06	24,999,809
17,000,000		Bank of America N.A., 5.315%, due 04/18/07	16,999,219
9,500,000	#	Bank of New York, Inc., 5.386%, due 10/26/07	9,500,000
12,750,000		Bear Stearns Cos., Inc., 5.364%, due 10/26/07	12,750,000
13,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	13,004,006
12,300,000		Bear Stearns Cos., Inc., 5.401%, due 11/05/07	12,300,000

			PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)			as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

$6,000,000		Bear Stearns Cos., Inc., 5.483%, due 03/01/07		$6,004,575
17,000,000		BNP Paribas, 5.140%, due 01/26/07		17,000,000
5,000,000		Concord Minutemen Capital Co., LLC, 5.300%, due 10/17/07		4,999,949
5,000,000		Credit Suisse, 5.358%, due 03/27/07		4,999,833
24,000,000		Credit Suisse, 5.470%, due 01/12/07		23,996,230
41,000,000		Duke Funding High Grade I Ltd., 5.300%, due 12/06/06		41,000,000
16,000,000		General Electric Capital Corp., 5.445%, due 07/09/07		16,000,000
18,500,000		General Electric Capital Corp., 5.447%, due 06/22/07		18,511,651
11,000,000	I	Goldman Sachs Group, Inc., 5.370%, due 02/14/07		11,000,000
10,500,000	I	Goldman Sachs Group, Inc., 5.370%, due 05/11/07		10,500,000
12,050,000	#	Goldman Sachs Group, Inc., 5.380%, due 10/15/07		12,050,000
3,500,000	L	Goldman Sachs Group, Inc., 5.510%, due 01/09/07		3,503,945
7,800,000	@@, #	HBOS Treasury Services PLC, 5.373%, due 11/01/07		7,800,000
27,000,000	@@, #	HBOS Treasury Services PLC, 5.459%, due 10/24/07		27,006,270
5,000,000		HSBC Finance Corp., 5.540%, due 10/27/06		5,000,616
11,000,000		Lehman Brothers Holdings, Inc., 5.395%, due 07/19/07		11,008,352
32,000,000		Merrill Lynch & Co., Inc., 5.296%, due 07/27/07		32,000,000
5,000,000		Merrill Lynch & Co., Inc., 5.370%, due 08/22/07		5,003,151
31,400,000	#, I	Money Market Trust Series A, 5.405%, due 10/10/07		31,400,000
1,047,000	L	Morgan Stanley, 4.037%, due 03/01/07		1,052,992
8,000,000		Morgan Stanley, 5.530%, due 02/15/07		8,004,924
15,000,000		Morgan Stanley, 5.640%, due 01/12/07		15,004,904
30,500,000		PNC Bank, 5.294%, due 01/29/07		30,499,717
15,000,000		Toyota Motor Credit Corp., 5.130%, due 04/26/07		15,000,000
23,500,000		Washington Mutual Bank, 5.440%, due 02/28/07		23,506,212
10,800,000		Wells Fargo & Co., 5.373%, due 11/02/07		10,800,000
7,800,000		Westpac Banking Corp., 5.430%, due 10/11/07		7,800,000
24,600,000	#	Verizon Global Funding Corp., 5.500%, due 01/12/07		24,600,000

		Total Corporate Bonds/Notes
		(Cost $612,614,615)		612,614,615

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.6%

		Federal Home Loan Bank:
34,000,000	C	5.555%, due 08/15/07		34,000,000

		Total U.S. Government Agency Obligations
		(Cost $34,000,000)		34,000,000

REPURCHASE AGREEMENT: 4.6%

60,967,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $60,994,029 to be received upon repurchase (Collateralized by $62,717,000 various U.S. Government Agency Obligations, 2.550%-5.360%, Market Value plus accrued interest $62,187,137, due 04/13/07-06/15/15).		60,967,000

		Total Repurchase Agreement
		(Cost $60,967,000)		60,967,000

SECURITIES LENDING COLLATERALcc: 0.1%

1,981,292		The Bank of New York Institutional Cash Reserves Fund		1,981,292

		Total Securities Lending Collateral
		(Cost $1,981,292)		1,981,292

		Total Investments in Securities
		(Cost $1,317,663,770)*	99.9%	$1,317,663,770
		Other Assets and Liabilities — Net	0.1	1,100,807
		Net Assets	100.0%	$1,318,764,577

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)	as of September 30, 2006 (Unaudited) (continued)

(1)

All securities with a maturity date greater than one year have either a variable rate. a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is the same for financial statement purposes.

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid :

		Initial			Percent of
	Shares/Principal	Acquisition			Net
Security	Amount	Date	Cost	Value	Assets
Goldman Sachs Group. Inc.
5.370%, due 02/14/07	11,000,000	02/14/07	$11,000,000	$11,000,000	0.8%
Goldman Sachs Group. Inc.
5.370%, due 05/11/07	10,500,000	04/11/06	10,500,000	10,500,000	0.7
Money Market Trust Series A	31,400,000	02/13/06	31,400,000	31,400,000	2.4
Newcaste CDO I Ltd.	13,900,000	09/22/05	13,900,000	13,900,000	1.1
Newcaste CDO III Ltd.	13,900,000	09/22/05	13,900,000	13,900,000	1.1
			$80,700,000	$80,700,000	6.1%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006